Deferred Income (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Income

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)
Money Mastery Mentorship Program (MMMP)	$22,923	$80,012
Certified Professional Training (CPT)	$43,521	$64,844
Wealth Advisor Investors (ADAM KHOO)	$2,207	$41,755
Multiple Source of Income Virtual Summit 2018	$-	$-
Building Smart Business	$374	$400
Stocktrading Mentorship Program	$1,243	$1,331
Total deferred income	$70,268	$188,342

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Money Mastery Mentorship Program (MMMP)	$80,012	$55,389
Certified Professional Training (CPT)	$64,844	$9,155
Wealth Advisor Investors (ADAM KHOO)	$41,755	$1,277
Building Smart Business	$400	$-
Stocktrading Mentorship Program	$1,331	$-
Total deferred income, net	$188,342	$65,821